Interests in Unconsolidated Structured Entities - Summary of Unconsolidated Structured Entities and Nature of Risks (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Real Estate Finance [member]
Disclosure of unconsolidated structured entities [line items]
Maximum loss exposure Investment assets	₩ 373,638	₩ 360,557
Investment agreement and others	84,481	44,975
Total	458,119	405,532
PEF and Investment Funds [member]
Disclosure of unconsolidated structured entities [line items]
Maximum loss exposure Investment assets	547,153	509,816
Investment agreement and others	101,178	106,064
Total	648,331	615,880
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Maximum loss exposure Investment assets	920,791	870,373
Investment agreement and others	185,659	151,039
Total	₩ 1,106,450	₩ 1,021,412